Nature of business and organization	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

The Company is an exempted company incorporated on May 9, 2023 in Cayman Islands. The Company has no substantial operations other than holding all the outstanding share capital of its subsidiaries. The Company, through its subsidiaries, is a technology company that provides a new category of online advertising software called Advertising Management and Execution (AMX) system. The Company’s flagship product — KNOREX XPOSM, is a suite of cloud-based AMX software applications that provide marketers an integrated management of digital advertising to streamline workflow and enhance advertising efficiency, aided by AI/ML for intelligent automation and scaling. XPO lets marketers manage and control core mission-critical online advertising processes all in one place — manual or AI-assisted advertisements creation, management of data feeds for use in advertising creatives, activation of omni-channel advertising campaigns, acquisition of audience data from data marketplaces, optimization of cross-channel advertising campaigns performance, data management, advertising trackers/pixels management for tracking and measurement, consolidation of disparate data and reporting across multiple channels and platforms, accounts reconciliation and billing management.

The Company undertook a reverse recapitalization on September 30, 2024 (“Reorganization”) through entering into a restructuring agreement with the shareholders of Knorex SG, resulting in the shareholders of Knorex SG and certain other persons becoming 100% shareholders of the Company. As of the date of this prospectus, the Reorganization was completed and the Company now owns 100% of Knorex SG. As a result, the Company newly issued 22,477,825 Class A Ordinary Shares of par value US$0.0005 each and 4,780,555 Class B Ordinary Shares of par value US$0.0005 each, and the Company’s outstanding shares increased to 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares from 20 Class B Ordinary Shares. All share and per share data have been retroactively restated to reflect the current capital structure of the Company. Before and after the Reorganization, the Company, together with its subsidiaries (as indicated below), is effectively controlled by the same shareholders, and therefore the Reorganization is considered as a reorganization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name		Background	Ownership
Knorex Pte. Ltd. (“Knorex SG”)	●	A Singapore company	100% owned by the Company
	●	Incorporated on September 9, 2009
	●	Provides sales and local support, and product management service
Knorex Inc. (“Knorex US”)	●	A Delaware Corporation in the United States	100% owned by Knorex SG
	●	Incorporated on May 9, 2018
	●	Provides sales and local support and product management service
Knorex Software Sdn. Bhd. (“Knorex MY”)	●	A Malaysia company	100% owned by Knorex SG
	●	Incorporated on August 30, 2010
	●	Provides creative design support
Knorex Vietnam Co. Limited (“Knorex VN”)	●	A Vietnam company	99% owned by Knorex SG
	●	Incorporated on July 18, 2013
	●	Provides technical development, research and development and customer and technical support
Knorex India Private Limited (“Knorex IN”)	●	An India company	99.99% owned by Knorex SG
	●	Incorporated on June 17, 2016
	●	Provides technical development, research and development, software testing, quality assurance and quality control service and customer and technical support
Knorex (Thailand) Co. Ltd. (“Knorex TH”)	●	A Thailand company	100% owned by Knorex SG through deed of trust*
	●	Incorporated on November 19, 2013
	●	Dissolution in progress
Knorex Pty. Ltd. (“Knorex AU”)	●	An Australia company	100% owned by Knorex SG through deed of trust*
	●	Incorporated on March 30, 2015
	●	Approved for voluntary deregistration from the Australian Securities & Investments Commission (ASIC) on January 3, 2024
Knorex (Guangzhou) Pte. Ltd. (“Knorex CN”)	●	A People’s Republic of China company	100% owned by Knorex SG
	●	Incorporated on October 27, 2017
	●	A dormant company
Adziggy, Inc (“Adziggy US”)	●	A Delaware Corporation in the United States	100% owned by Knorex SG
	●	Incorporated on June 13, 2019
	●	A dormant company
Ascendx Medica Technologies Pte. Ltd. (“AscendX”)	●	A Singapore company	100% owned by Knorex SG
	●	Incorporated on June 11, 2025
	●	Development of software and applications

*	Knorex SG is the trustee and is the beneficial owner of Knorex TH and Knorex AU affected through the execution of deed of trust agreement. Knorex TH and Knorex AU’s operations are immaterial to the Company’s accompanying financial statements.